Share capital (Details) $ in Thousands	Dec. 31, 2020 € / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 € / shares	Dec. 31, 2019 USD ($) shares	Nov. 19, 2019 € / shares	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares | shares		20,000		20,000		20,000
Value of shares | $		$ 26,659		$ 26,659		$ 26,659
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares | shares				0
Value of shares | $				$ 0
Share price | € / shares	€ 1		€ 1		€ 1
Class A shares
Disclosure of classes of share capital [line items]
Number of shares | shares		18,940		19,040
Value of shares | $		$ 25,246		$ 25,379
Share price | € / shares	1		1		1
Class B shares
Disclosure of classes of share capital [line items]
Number of shares | shares		1,060		960
Value of shares | $		$ 1,413		$ 1,280
Share price | € / shares	€ 1		€ 1		€ 1